KCM Macro Trends Fund

a series of Northern Lights Fund Trust (the “Trust”)

Supplement to the Prospectus dated June 3, 2008

Shares of the R-1 Class of the KCM Macro Trends Fund (the “Fund”) are currently available for sale.  Shares of the R-2 Class of the Fund are currently not available. Investors should disregard all references to R-2 Class shares in the Prospectus.

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This supplement and the Prospectus dated June 3, 2008 provide the information a prospective investor should know about the Fund and should be retained for future reference.  A Statement of Additional Information dated June 3, 2008 has been filed with the Securities and Exchange Commission and is incorporated herein by reference.  You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-877-275-5599.

Supplement dated August 4, 2008

KCM Macro Trends Fund

a series of Northern Lights Fund Trust (the “Trust”)

Supplement to the Statement of Additional Information dated June 3, 2008

Shares of the R-1 Class of the KCM Macro Trends Fund (the “Fund”) are currently available for sale. Shares of the R-2 Class of the Fund are currently not available.  Investors should disregard all references to R-2 Class shares in the Statement of Additional Information.

*    *    *    *    *    *

This supplement and the Prospectus and Statement of Additional Information each dated June 3, 2008 provide the information a prospective investor should know about the Fund and should be retained for future reference.  You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-877-275-5599.

Supplement dated August 4, 2008